Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Reinsurance Recoverable, Allowance for Credit Loss
The following table summarizes the Company’s allowance for expected credit losses for the twelve months ended December 31, 2020 in investments, reinsurance recoverables and receivables following the adoption of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326)”:

	Twelve Months Ended December 31, 2020
	($ in millions)
	Investments	Reinsurance Recoverables	Receivables

Opening value as at January 1, 2020	$0.6	$3.7	$23.0
Movement of the allowance for credit losses during the year	(0.4)	0.1	11.0
Closing value as at December 31, 2020	$0.2	$3.8	$34.0